Financial risk management and financial instruments - Expected Credit Losses (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Detail on expected credit losses recognised
Financial assets	R (86,216)	R (92,029)
Receivables | Impairment
Detail on expected credit losses recognised
Financial assets	1,026	863
Receivables | Lifetime | Impairment
Detail on expected credit losses recognised
Financial assets	998	797
Receivables | Lifetime | Impairment | Significant increase in credit risk since initial recognition
Detail on expected credit losses recognised
Financial assets	128	102
Receivables | Lifetime | Impairment | Simplified approach for trade receivables
Detail on expected credit losses recognised
Financial assets	184	34
Receivables | Lifetime | Impairment | Credit impaired
Detail on expected credit losses recognised
Financial assets	686	661
Receivables | 12-months | Impairment
Detail on expected credit losses recognised
Financial assets	28	66
Long-term receivables
Detail on expected credit losses recognised
Financial assets	R (3,051)	R (2,803)
Long-term receivables | AAA to A-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	19.00%	29.00%
Long-term receivables | BBB to B-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	77.00%	59.00%
Long-term receivables | CCC+ and below
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	4.00%	12.00%
Long-term receivables | Impairment
Detail on expected credit losses recognised
Financial assets	R 156	R 111
Long-term receivables | Lifetime | Impairment
Detail on expected credit losses recognised
Financial assets	132	49
Long-term receivables | Lifetime | Impairment | Credit impaired
Detail on expected credit losses recognised
Financial assets	132	49
Long-term receivables | 12-months | Impairment
Detail on expected credit losses recognised
Financial assets	R 24	R 62
Trade receivable | AAA to A-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	81.00%	77.00%
Trade receivable | BBB to B-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	15.00%	18.00%
Trade receivable | CCC+ and below
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	4.00%	5.00%
Trade receivable | Impairment
Detail on expected credit losses recognised
Financial assets	R 300	R 261
Trade receivable | Lifetime | Impairment
Detail on expected credit losses recognised
Financial assets	300	261
Trade receivable | Lifetime | Impairment | Simplified approach for trade receivables
Detail on expected credit losses recognised
Financial assets	184	34
Trade receivable | Lifetime | Impairment | Credit impaired
Detail on expected credit losses recognised
Financial assets	R 116	R 227
Other receivables | AAA to A-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	50.00%	82.00%
Other receivables | BBB to B-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	34.00%	15.00%
Other receivables | CCC+ and below
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	15.00%	3.00%
Other receivables | Impairment
Detail on expected credit losses recognised
Financial assets	R 570	R 491
Other receivables | Lifetime | Impairment
Detail on expected credit losses recognised
Financial assets	566	487
Other receivables | Lifetime | Impairment | Significant increase in credit risk since initial recognition
Detail on expected credit losses recognised
Financial assets	128	102
Other receivables | Lifetime | Impairment | Credit impaired
Detail on expected credit losses recognised
Financial assets	438	385
Other receivables | 12-months | Impairment
Detail on expected credit losses recognised
Financial assets	4	4
Cash and cash equivalents
Detail on expected credit losses recognised
Financial assets	R (45,383)	R (53,926)
Cash and cash equivalents | AAA to A-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	17.00%	20.00%
Cash and cash equivalents | BBB to B-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	81.00%	78.00%
Cash and cash equivalents | CCC+ and below
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	2.00%	2.00%